Long Term Investment	12 Months Ended
Dec. 31, 2023
Long Term Investment [Abstract]
LONG TERM INVESTMENT

9. LONG TERM INVESTMENT

	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total
	RMB	RMB	RMB
Balance as of January 1, 2022	72,002	29,725	101,727
Additions	75,000	32,000	107,000
Share of gain in equity method investee	25,449	-	25,449
Balance as of December 31, 2022	172,451	61,725	234,176

	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total	Total
	RMB	RMB	RMB	US$
Balance as of January 1, 2023	172,451	61,725	234,176	32,983
Additions	21,384	42,500	63,884	8,998
Decrease	-	(444)	(444)	(63)
Share of loss in equity method investee	(31,405)	-	(31,405)	(4,423)
Impairment	-	(11,800)	(11,800)	(1,662)
Balance as of December 31, 2023	162,430	91,981	254,411	35,833

(i)

Investments of RMB91,981 included the following items:

Investments of RMB5,000 represented of 1.70% equity investment in the privately-held entity (“Zhejiang Qusu Technology Co., Ltd” or “QS”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On May 27, 2021, the Company invested RMB10,000 for 4.44% equity interest in Qingdao Weilai JingChanye Investment Fund LP (“QD”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. During the year ended December 31, 2023, the Company received principal refund of RMB444 and share of gain of RMB77, respectively.

On March 8, 2021, the Company invested RMB 8,000 for 13.79% equity interest in Jiada Hexin (Beijing) Technology Co., Ltd. (“Jiada”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 8, 2021, the Company invested RMB2,925 for 19.50% equity interest in Liujiaoshou Drink Co., Ltd., in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 8, 2021, the Company invested RMB3,800 for 19.00% equity interest in Beijing Dunengmaihuo Culture Media Co., Ltd.(“Dunengmaihuo”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On May 6, 2022, the Company signed an investment agreement to invest up to RMB5,000 into Valley Hongyuan (Hangzhou) Technology Partnership LP for its 14.28% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. For the year ended December 31, 2022, the Company invested RMB2,000 into Valley Hongyuan (Hangzhou) Technology Partnership LP.

On December 9, 2022, the Company invested RMB5,000 for 1.12% equity interest in Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 19, 2022, the Company invested RMB25,000 in Banyou Century (Hangzhou) Technology Co., Ltd.(“Banyou”) for its 7.6923% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On July 3, 2023, the Company signed a purchase agreement with Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”) to purchase 11.5385% equity interest of Banyou for a consideration of RMB37,500. Together with the newly acquired equity interest, the Company holds in total of 19.2308% equity interest in Banyou, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On July 19, 2023, the Company fully paid RMB37,500 to Qingdao LP.

On October 9, 2021, the Company signed an investment agreement to invest up to RMB8,500 into Hainan Jiuhe Huiyuan No.1 Fund Partnership (Limited partnership) (“Hainan Jiuhe”) for its 3.26% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On January 17, 2023, the Company invested RMB3,500 in Hainan Jiuhe.

On June 19, 2023, the Company invested RMB1,000 in Zhejiang Mengxiang Zhixing Cultural Technology Co., Ltd. for its 5% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On March 6, 2024, the Company entered into an agreement to further invest RMB4,000 in Zhejiang Mengxiang Zhixing Cultural Technology Co., Ltd, and after this investment, the Company holds total 14.5% equity interest in Zhejiang Mengxiang Zhixing Cultural Technology Co., Ltd. On March 20, 2024, the Company paid RMB2,400 to Zhejiang Mengxiang Zhixing Cultural Technology Co., Ltd.

On August 15, 2023, the Company invested RMB500 in Zhejiang Yuanlai Spacetime Cultural Technology Co., Ltd for its 5% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

(ii)

On October 9, 2021, the Company signed an investment agreement to invest up to RMB150,000 into Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”), which further invests in broadcaster, IT, Big Data, Artificial Intelligence and logistic industry. The Qingdao LLP is managed by two unrelated general partners (GPs). The Company, as a Limited partner, neither participate in the daily operation of Qingdao LP, nor has the exclusive rights to control the partnership meeting and investment decisions. As a result, the Company considers it has significant influence on this investment based on its voting power. As of December 31, 2023, the Company invested RMB150,000 into Qingdao LLP. The Company recorded shares of loss RMB30,666 for the year ended December 31, 2023.

On September 6, 2023, the Company signed a share purchase agreement to invest up to US$3,000 (RMB21,384) into DVCC TECHNOLOGY L.L.C (“DVCC”) for its 30% equity interest, the investment will be paid in two tranches (a) US$1,000 will be paid in five days after the completion of the corresponding condition is completed; (b)US$2,000 no later than ten days after the completion of the corresponding condition. As a result, the Company considers it has significant influence on this investment based on its voting power. For the year ended December 31, 2023, the Company paid US$1,000 to DVCC and had shares of loss RMB739. On February 29, 2024, the Company has paid US$2,000 subsequently.

As of December 31, 2023, based on the financial conditions and operating performances in Jiada and Dunengmaihuo, a fully impairment loss of RMB11,800 was applied against these investments. The Company believes there was no material market environment change or any other factor that indicating the fair value of the above other investments was less than its carrying value, hence, the Company concluded there is no impairment of the above investments.